Prepaid expenses and accrued revenues (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid expenses and accrued revenues
Schedule of prepaid expenses and accrued revenues

Skr mn	Dec 31, 2021	Dec 31, 2020
Interest income accrued	1,876	1,958
Prepaid expenses and other accrued revenues	37	29
Total	1,913	1,987